Derivative Instruments (Offsetting Derivative Liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	$ 1,221,496	$ 2,847,063
Gross amounts offset in the Statement of Financial Condition	(1,093,285)	(2,162,985)
Net amounts of liabilities presented in the Statement of Financial Condition	$ 128,211	$ 684,078
Financial Instruments
Collateral Pledged	$ (128,211)	$ (684,078)
Net Amount
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty H [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition	$ 128,211	$ 684,078
Financial Instruments
Collateral Pledged	$ (128,211)	$ (684,078)
Net Amount
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	$ 1,221,496	$ 2,847,063
Gross amounts offset in the Statement of Financial Condition	(1,093,285)	(2,162,985)
Net amounts of liabilities presented in the Statement of Financial Condition	$ 128,211	$ 684,078